Retirement benefit plans - Summary of Expense or Income from Retirement Benefit Arrangements Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Total recognised in the income statement	£ 793	£ 799	£ 842
Before Specific Items
Disclosure of defined benefit plans [line items]
Past service credit	0	0	(17)
Subtotal	626	611	624
Specific Items
Disclosure of defined benefit plans [line items]
– Costs to close BT Pension Scheme and provide transition payments for affected employees	22	23	0
– Cost to equalise benefits between men and women	0	26	0
Interest expense on retirement benefit obligation	145	139	218
Subtotal	167	188	218
Defined benefit plans | Before Specific Items
Disclosure of defined benefit plans [line items]
Service cost	86	135	376
Defined contribution plans | Before Specific Items
Disclosure of defined benefit plans [line items]
Service cost	£ 540	£ 476	£ 265